1933 Act File Number 333-72447
                                                                     Rule 497(e)


                       SUPPLEMENT DATED JANUARY 30, 2014
                            TO THE PROSPECTUS OF THE
              FIRST DEFINED PORTFOLIO FUND, LLC (THE "REGISTRANT")
                    DATED APRIL 30, 2013 AND FILED WITH THE
               SECURITIES AND EXCHANGE COMMISSION ON FORM N-1A ON
                       APRIL 29, 2013 (THE "PROSPECTUS").


Please be advised that the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio (collectively, the "Funds"), each a series of the Registrant, are scheduled to cease normal operations on April 18, 2014 (the "Effective Date"). Following the Effective Date, the Registrant and the Funds will terminate and liquidate on April 25, 2014. The Funds expect to distribute termination proceeds on or prior to April 25, 2014. The Prospectus is hereby revised to reflect such liquidation and termination of the Funds.


                  PLEASE READ AND RETAIN FOR FUTURE REFERENCE.









                       SUPPLEMENT DATED JANUARY 30, 2014
               TO THE STATEMENT OF ADDITIONAL INFORMATION OF THE
              FIRST DEFINED PORTFOLIO FUND, LLC (THE "REGISTRANT")
                    DATED APRIL 30, 2013 AND FILED WITH THE
               SECURITIES AND EXCHANGE COMMISSION ON FORM N-1A ON
          APRIL 29, 2013 (THE "STATEMENT OF ADDITIONAL INFORMATION").


Please be advised that the Target Managed VIP Portfolio, The Dow(R) DART 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust Target Focus Four Portfolio and Value Line(R) Target 25 Portfolio (collectively, the "Funds"), each a series of the Registrant, are scheduled to cease normal operations on April 18, 2014 (the "Effective Date"). Following the Effective Date, the Registrant and the Funds will terminate and liquidate on April 25, 2014. The Funds expect to distribute termination proceeds on or prior to April 25, 2014. The Statement of Additional Information is hereby revised to reflect such liquidation and termination of the Funds.


                  PLEASE READ AND RETAIN FOR FUTURE REFERENCE.